Property and equipment, net (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 239,760	¥ 1,732,460	¥ 2,087,536
Less: accumulated depreciation	(116,974)	(845,232)	(1,075,429)
Total	122,786	887,228	1,012,107
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	27,987	202,230	380,831
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Sub total	485	3,504	3,427
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub total	166,273	1,201,452	1,201,451
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Sub total	$ 45,016	¥ 325,274	¥ 501,827